Share-Based Payments - Schedule of Fair Value Options Granted (Details)	6 Months Ended
Jun. 30, 2025 € / shares
Schedule of Fair Value Options Granted [Line Items]
Number of share options granted	2,452,000
January 03 [Member]
Schedule of Fair Value Options Granted [Line Items]
Number of share options granted	2,452,000
Fair value per option (in Euro per share)	€ 1.86
FX rate as of grant date (in Euro per share)	€ 0.971
Fair value per option	1.81
Share price at grant date / Exercise price (in Euro per share)	€ 2.41
Expected volatility	0.97%
Expected life (midpoint based) (in Euro per share)	€ 5.5
Risk-free rate (interpolated, U.S. sovereign strips curve)	0.04435%